Income Taxes (Details Textual) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Change in deferred tax assets valuation allowance	$ 442,000	$ 3,249,000
Additional federal net operating loss	957,000		$ 12,515,000
Federal research and development tax credit [Member]
Income Taxes (Textual)
Research and development tax credit	37,000	$ 37,000	37,000	$ 37,000
Expiring date, description		The credit begins to expire in 2034 if not utilized.
California state research and development tax credit [Member]
Income Taxes (Textual)
Research and development tax credit	39,000	$ 39,000	39,000	39,000
State [Member]
Income Taxes (Textual)
Net operating loss	8,985,000	21,049,000	$ 21,049,000	7,897,000
Expiring date, description			Expiring in 2038.
Federal [Member]
Income Taxes (Textual)
Net operating loss	6,686,000	6,686,000	$ 6,686,000	6,686,000
Expiring date, description			Expiring in 2037.
Japan [Member]
Income Taxes (Textual)
Net operating loss	339,000	$ 319,000	$ 319,000	326,000
Expiring date, description		expiring in 2028
Taiwan [Member]
Income Taxes (Textual)
Net operating loss	$ 0	$ 253,000	$ 253,000	$ 0
Expiring date, description		Expiring in 2028.